Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 137,585	$ 128,574
Depreciation and amortization	94,664	78,730
Deferred income tax	(6,699)	6,137
Earnings from equity method investments	(2,065)	(1,321)
Stock option expense	7,831	6,394
Allowance for uncollectible accounts receivable	5,414	6,925
Amortization of advisor loans	20,424	17,107
Contingent consideration	22,808	10,228
Other	3,108	1,358
Net changes from operating assets / liabilities
Accounts receivable	(74,535)	(54,229)
Contract assets	1,416	3,869
Prepaid expenses and other assets	(16,116)	(8,952)
Accounts payable and accrued expenses	(8,980)	14,180
Accrued compensation	16,580	36,850
Income tax payable	(8,432)	6,761
Contract liabilities	(6,594)	6,481
Other liabilities	8,314	2,761
Contingent acquisition consideration paid	(8,928)	(4,365)
Sale proceeds from AR Facility, net of repurchases (note 13)	124,963
Net cash provided by operating activities	310,758	257,488
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(80,576)	(586,242)
Disposition of business, net of cash disposed (note 3)		17,286
Purchases of fixed assets	(44,197)	(35,579)
Advisor loans issued	(21,457)	(23,680)
Purchase of held for sale real estate assets (note 4)	(94,223)
Cash collections of AR facility deferred purchase price (note 13)	28,100
Other investing activities	(5,915)	81
Net cash used in investing activities	(218,268)	(628,134)
Financing activities
Increase in long-term debt	585,358	985,755
Repayment of long-term debt	(644,670)	(800,032)
Issuance of senior notes		244,938
Purchases of subsidiary shares from non-controlling interests	(13,081)	(3,720)
Sale of interests in subsidiaries to non-controlling interests	1,601	2,389
Contingent acquisition consideration paid	(15,033)	(15,503)
Proceeds received on exercise of stock options	21,939	7,420
Dividends paid to common shareholders	(3,940)	(3,906)
Distributions paid to non-controlling interests	(31,858)	(18,871)
Financing fees paid	(1,304)	(3,242)
Net cash provided by (used in) financing activities	(100,988)	395,228
Effect of exchange rate changes on cash	(3,541)	(6,073)
Increase (decrease) in cash and cash equivalents	(12,039)	18,509
Cash and cash equivalents, beginning of year	127,032	108,523
Cash and cash equivalents, end of year	$ 114,993	$ 127,032